Fair Value Measurements (Narrative) (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended													6 Months Ended						6 Months Ended		6 Months Ended		6 Months Ended	9 Months Ended		6 Months Ended			12 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2008	Jun. 30, 2011 Acquisition-Related Contingent Consideration [Member] Aveed [Member]	Jun. 30, 2011 Acquisition-Related Contingent Consideration [Member] Aveed [Member] Indevus [Member]	Jun. 30, 2011 Maximum [Member] Aveed [Member] Indevus [Member]	Jun. 30, 2011 Maximum [Member] Octreotide [Member] Indevus [Member]	Jun. 30, 2011 Maximum [Member] Valera [Member] Indevus [Member]	Jun. 30, 2011 Maximum [Member] Qualitest [Member]	Jun. 30, 2011 Minimum [Member] Aveed [Member] Indevus [Member]	Jun. 30, 2011 Minimum [Member] Octreotide [Member] Indevus [Member]	Jun. 30, 2011 Minimum [Member] Valera [Member] Indevus [Member]	Jun. 30, 2011 Minimum [Member] Qualitest [Member]	Jun. 30, 2011 Aveed [Member] Indevus [Member]	Mar. 23, 2011 Aveed [Member] Indevus [Member]	Dec. 31, 2010 Aveed [Member] Indevus [Member]	Jun. 30, 2011 Octreotide [Member] Indevus [Member]	Mar. 23, 2011 Octreotide [Member] Indevus [Member]	Dec. 31, 2010 Octreotide [Member] Indevus [Member]	Jun. 30, 2011 Valera [Member] Indevus [Member]	Mar. 23, 2011 Valera [Member] Indevus [Member]	Dec. 31, 2010 Valera [Member] Indevus [Member]	Jun. 30, 2011 Qualitest [Member]	Dec. 31, 2010 Qualitest [Member]	Jun. 30, 2011 Indevus [Member]	Dec. 31, 2010 Indevus [Member]	Jun. 30, 2011 1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member]	Sep. 30, 2010 1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member]	Apr. 30, 2008 1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member]	Jun. 30, 2011 2036 Notes [Member]	Jun. 30, 2011 2041 Notes [Member]	Jun. 30, 2011 Accumulated Other Comprehensive Income (Loss) [Member] Auction-Rate Securities [Member]	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) [Member] Auction-Rate Securities [Member]	Jun. 30, 2011 Minimum Voltaren Gel Royalties Due To Novartis [Member]	Dec. 31, 2009 Minimum Voltaren Gel Royalties Due To Novartis [Member]	Jun. 30, 2010 Auction-Rate Securities [Member]	Jun. 30, 2011 Auction-Rate Securities [Member]	Jun. 30, 2010 Auction-Rate Securities [Member]	Dec. 31, 2010 Auction-Rate Securities [Member]	Jun. 30, 2010 Auction-Rate Securities Rights [Member]	Jun. 30, 2010 Auction-Rate Securities Rights [Member]	Jun. 30, 2011 Auction-Rate Securities Rights [Member]
Net asset value required to be maintained by money market funds (per unit)	1	1
Debt maturity date																														2015		2036	2041
Notes, interest rate																													1.75%		1.75%	3.25%	4.00%
Convertible notes, carrying amount	$ (273,165,000)	$ (273,165,000)																														$ 94,960,000	$ 151,887,000
Convertible notes, fair value																																94,960,000	151,887,000
Convertible notes payable																																61,000,000	89,700,000
Debt instrument, convertible, conversion ratio																													$ 34.2466			$ 1.5571	$ 1.6940
Stock price volatility		32.00%		33.00%
Fair value of foreign exchange forward contracts, liability	3,300,000	3,300,000
Accreted maximum potential future payment																																				60,000,000	0
Carrying value of cost method investment	22,700,000	22,700,000
Income recognized from changes to fair value of trading securities																																										13,700,000	15,400,000
Fair value of trading securities																																							17,500,000		17,300,000			0
Change in fair value of trading securities																																										13,800,000	15,700,000
Duration to maturity of auction rate securities, months																																							8		8
Coupon rate percentage for remaining securities																																							4.78%		5.10%
Base rate of securities		185		218		300													300						300
Base points adjustment to required rate of return to adjust for lack of liquidity		150
Discount rate percentage on auction-rate securities																																							7.00%		8.00%
Auction-rate-securities, discount value					26,417,000																																		1,300,000		1,500,000
Other-than-temporary impairment charge included in shareholders' equity																																		200,000	(400,000)
Acquisition related contingent consideration fair value	6,743,000	6,743,000														0	133,100,000	7,100,000	0	39,800,000	0	0	13,700,000	0	8,800,000	9,000,000	0	7,100,000											9,200,000		16,100,000
Amount realized on sale of auction-rate securities, par value	0	0																																				197,900,000		230,300,000
Gain (loss) recognized from sale of securities			0																																				0
Minimum yield percentage on long-term securities																																							0.26%
Maximum yield percentage on long-term securities																																							0.30%
Weighted average yield percentage on long-term securities																																							0.28%
Total interest recognized																																							100,000		600,000
Purchase price per share of acquired entity																											$ 4.50
Additional purchase price per share of acquired entity																											$ 3.00
Contingent cash consideration Agreement	6,743,000	6,743,000						175,000,000	91,000,000	33,000,000	12,500,000	0	0	0	0
Targeted sales revenue							$ 125,000,000